Note 17 - Deferred Income Tax and Social Contribution - Deferred Taxes Not Related to Tax Losses (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	R$ 1,517.4	R$ 579.0	R$ (359.9)
Temporary differences, investments in securities [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	10.1	10.0
Temporary differences, intangibles [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,253.0)	(1,067.5)
Temporary differences, employee benefits [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	968.2	746.1
Temporary differences, trade payables [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	3,686.8	2,083.7
Temporary differences, trade receivable [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	53.0	42.2
Temporary differences, derivatives [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(82.4)	(178.3)
Temporary differences, interest-bearing loans and borrowings [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1.8)
Temporary differences, inventories [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	221.1	304.9
Temporary differences, property, plant and equipment [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,178.2)	(1,133.0)
Temporary differences, withholding tax over undistributed profits and royalties [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,538.8)	(1,115.1)
Temporary differences, investments in joint ventures [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(421.6)	(421.6)
Temporary differences, provisions [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	634.7	463.6
Impact of adoption of IFRS accounting policy [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	122.6	42.7
ICMS from the assessment bases of PIS COFINS [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,460.8)
Temporary differences, other items [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	17.8	R$ 72.4
Deferred taxes not related to tax losses [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(222.3)
Not later than one year [member] | Temporary differences, investments in securities [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)
Not later than one year [member] | Temporary differences, intangibles [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1.4)
Not later than one year [member] | Temporary differences, employee benefits [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	56.3
Not later than one year [member] | Temporary differences, trade payables [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(204.9)
Not later than one year [member] | Temporary differences, trade receivable [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	44.6
Not later than one year [member] | Temporary differences, derivatives [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(83.1)
Not later than one year [member] | Temporary differences, interest-bearing loans and borrowings [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1.6)
Not later than one year [member] | Temporary differences, inventories [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	244.2
Not later than one year [member] | Temporary differences, property, plant and equipment [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	62.3
Not later than one year [member] | Temporary differences, withholding tax over undistributed profits and royalties [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(165.7)
Not later than one year [member] | Temporary differences, investments in joint ventures [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)
Not later than one year [member] | Temporary differences, provisions [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	335.6
Not later than one year [member] | Impact of adoption of IFRS accounting policy [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(0.7)
Not later than one year [member] | ICMS from the assessment bases of PIS COFINS [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)
Not later than one year [member] | Temporary differences, other items [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	35.9
Not later than one year [member] | Deferred taxes not related to tax losses [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	321.5
Later than one year [member] | Temporary differences, investments in securities [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	10.1
Later than one year [member] | Temporary differences, intangibles [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,251.6)
Later than one year [member] | Temporary differences, employee benefits [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	911.9
Later than one year [member] | Temporary differences, trade payables [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	3,891.7
Later than one year [member] | Temporary differences, trade receivable [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	8.4
Later than one year [member] | Temporary differences, derivatives [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	0.7
Later than one year [member] | Temporary differences, interest-bearing loans and borrowings [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(0.2)
Later than one year [member] | Temporary differences, inventories [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(23.1)
Later than one year [member] | Temporary differences, property, plant and equipment [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,240.5)
Later than one year [member] | Temporary differences, withholding tax over undistributed profits and royalties [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,373.1)
Later than one year [member] | Temporary differences, investments in joint ventures [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(421.6)
Later than one year [member] | Temporary differences, provisions [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	299.1
Later than one year [member] | Impact of adoption of IFRS accounting policy [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	123.3
Later than one year [member] | ICMS from the assessment bases of PIS COFINS [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,460.8)
Later than one year [member] | Temporary differences, other items [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(18.1)
Later than one year [member] | Deferred taxes not related to tax losses [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	R$ (543.8)